Cover	Oct. 10, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 09, 2025
Entity Registrant Name	CLEAN HARBORS, INC
Entity Central Index Key	0000822818
Amendment Flag	false
Entity Incorporation, State or Country Code	MA
Entity File Number	001-34223
Entity Tax Identification Number	04-2997780
Entity Address, Address Line One	42 Longwater Drive
Entity Address, City or Town	Norwell
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02061-9149
City Area Code	781
Local Phone Number	792-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CLH
Security Exchange Name	NYSE